Cover	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	001-730430
Entity Registrant Name	Kiniksa Pharmaceuticals International, plc
Entity Central Index Key	0001730430
Entity Tax Identification Number	98-1795578
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	23 Old Bond Street, Floor 3
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S 4PZ
City Area Code	781
Local Phone Number	431-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares $0.000273235 nominal value
Trading Symbol	KNSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false